Property and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total property and equipment			$ 20,631	$ 20,133
Less: Accumulated depreciation			(7,102)	(4,609)
Total property and equipment, net	$ 13,410		13,529	15,524
Depreciation	$ 1,434	$ 1,335	2,736	2,441	$ 1,233
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment			15,075	15,045
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment			3,630	3,498
Computer equipment and hardware
Property, Plant and Equipment [Line Items]
Total property and equipment			$ 1,926	$ 1,590